11. COMMITMENTS AND CONTINGENCIES (Details Narrative) (123113 Annual Restatement [Member], USD $)	12 Months Ended
Dec. 31, 2013
Monthly Salary	$ 1,000
Iota Capital Corporation
Shares Issued, Compensation	26,950,000
KeyStone Training
Shares Issued, Compensation	26,950,000
Other Expense [Member]
Monthly Salary	1,000
Software Expense	12,000
Computer and Internet
Bonus Compensation	40,000
Llew Watkins
Monthly Salary	$ 3,500
Shares Issued, Compensation	25,000,000